BALANCE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Mar. 31, 2023
Revenue From Contracts With Customers1 [Abstract]
BALANCE FROM CONTRACTS WITH CUSTOMERS	BALANCE FROM CONTRACTS WITH CUSTOMERS
Net contract liabilities are as follows:

	2023	2022
Contract assets - current	$693.8	$608.3
Contract assets - non-current (Note 15)	41.9	34.1
Contract liabilities - current	(905.7)	(788.3)
Contract liabilities - non-current (Note 20)	(94.0)	(130.3)
Net contract liabilities	$(264.0)	$(276.2)
During the year ended March 31, 2023, the Company recognized revenue of $632.2 million (2022 – $482.6 million) that was included in the contract liability balance at the beginning of the year.
During the year ended March 31, 2023, the Company recognized a reduction of revenue of $11.3 million (2022 – recognized revenue of $55.5 million) related to performance obligations partially satisfied in previous years. This primarily relates to estimate at completion adjustments that impacted revenue and measures of completion.
Remaining performance obligations
As at March 31, 2023, the amount of the revenues expected to be realized in future years from performance obligations that are unsatisfied, or partially unsatisfied, was $5,956.0 million. The Company expects to recognize approximately 40% of these remaining performance obligations as revenue by March 31, 2024, an additional 26% by March 31, 2025 and the balance thereafter.